Share repurchase program (Details) ¥ in Thousands		12 Months Ended
	Jan. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 CNY (¥) shares
Share repurchase program
Shares repurchased | ¥			¥ 5		¥ 11,266
Existing share repurchase program
Share repurchase program
Shares repurchased		$ 703		$ 1,600,000	¥ 11,300
Available share repurchase | $				$ 1,400,000
Existing share repurchase program | ADR
Share repurchase program
Aggregate value under share repurchase program | $	$ 3,000,000
Period of share repurchase	12 months
Shares repurchased (in shares) | shares				593,344	593,344
Existing share repurchase program | ADR | Lightspeed China Partners
Share repurchase program
Shares repurchased (in shares) | shares				284,147	284,147
Existing share repurchase program | Class A ordinary shares
Share repurchase program
Aggregate value under share repurchase program | $	$ 3,000,000
Period of share repurchase	12 months
Shares repurchased (in shares) | shares				40,631,775	40,631,775
Existing share repurchase program | Class A ordinary shares | Lightspeed China Partners
Share repurchase program
Shares repurchased (in shares) | shares				40,537,205	40,537,205
Shares repurchased (ADS represented in shares) | shares				5,682,940	5,682,940
Extended share repurchase program | ADR
Share repurchase program
Aggregate value under share repurchase program | $	$ 3,000,000
Period of share repurchase	24 months
Extended share repurchase program | Class A ordinary shares
Share repurchase program
Aggregate value under share repurchase program | $	$ 3,000,000
Period of share repurchase	24 months